Employee Benefit Plans (Details) - Schedule of changes in benefit obligations and fair value of plan assets $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pension Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, at beginning of year							$ 376,455
Initial balance from transaction
Current service cost		7,462
Interest expense		9,872
Remeasurements
Actuarial gains arising from plan experience		(556)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(33,099)
Benefits paid		(11,067)
Remeasurements
Contributions by plan participants		1,001
Foreign exchange & other		(433)
Benefit obligation, at end of year		349,635
(Pension benefits) accrued benefit liabilities, at ending of year		(30,105)
Pension Plans Total [Member]
Change in benefits obligations
Benefit obligation, at beginning of year								$ 376,455
Initial balance from transaction			$ 74,113
Current service cost			7,536
Interest expense			10,107
Remeasurements
Actuarial gains arising from plan experience			(626)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions			(34,041)
Benefits paid			(11,555)
Remeasurements
Foreign exchange & other	$ 13
Contributions by plan participants			1,002
Foreign exchange & other			(450)
Benefit obligation, at end of year						$ 422,541
(Pension benefits) accrued benefit liabilities, at ending of year						(12,178)
Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, at beginning of year				$ 19,399			$ 21,403
Initial balance from transaction
Current service cost		166		145
Interest expense		552		618
Remeasurements
Actuarial gains arising from plan experience		4,895
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(3,908)		1,735
Benefits paid		(590)		(494)
Remeasurements
Contributions by plan participants
Foreign exchange & other		(89)
Benefit obligation, at end of year		22,429		21,403
(Pension benefits) accrued benefit liabilities, at ending of year		22,429		21,403
Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Benefit obligation, at beginning of year								4,511	$ 4,109
Initial balance from transaction			646
Current service cost
Interest expense			92		128
Remeasurements
Actuarial gains arising from plan experience			246		184
Actuarial gains from change in demographic assumptions			(1)		11
Actuarial gains from changes in financial assumptions			(274)		373
Benefits paid			(388)		(232)
Remeasurements
Contributions by plan participants
Foreign exchange & other			33		(62)
Benefit obligation, at end of year						4,865			4,511
(Pension benefits) accrued benefit liabilities, at ending of year						4,865			4,511
Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Benefit obligation, at beginning of year								$ 25,914	23,508
Initial balance from transaction			646
Current service cost			166		145
Interest expense			644		746
Remeasurements
Actuarial gains arising from plan experience			5,141		184
Actuarial gains from change in demographic assumptions			(1)		11
Actuarial gains from changes in financial assumptions			(4,182)		2,108
Benefits paid			(978)		(726)
Remeasurements
Contributions by plan participants
Foreign exchange & other			(56)		(62)
Benefit obligation, at end of year						27,294			25,914
(Pension benefits) accrued benefit liabilities, at ending of year						27,294			$ 25,914
Pension Plans US [Member]
Change in benefits obligations
Initial balance from transaction			74,113
Current service cost			74
Interest expense			235
Remeasurements
Actuarial gains arising from plan experience			(70)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions			(942)
Benefits paid			(488)
Remeasurements
Foreign exchange & other	13
Contributions by plan participants			1
Foreign exchange & other			(17)
Benefit obligation, at end of year						72,906
(Pension benefits) accrued benefit liabilities, at ending of year						$ 17,927
Canadian Pension Plans [Member]
Change in benefits obligations
Benefit obligation, at beginning of year				332,823
Current service cost				6,695
Interest expense				10,723
Remeasurements
Actuarial gains arising from plan experience				2,212
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions				33,278
Benefits paid				(10,294)
Remeasurements
Contributions by plan participants				1,018
Foreign exchange & other
Benefit obligation, at end of year				376,455
(Pension benefits) accrued benefit liabilities, at ending of year				22,070
Plan assets [member] | Pension Plans Canadian [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year		(354,385)
Initial balance from transaction
Remeasurements
Benefits paid		11,067
Remeasurements
Return on plan assets, excluding interest income		(21,927)
Administrative costs		431
Fair value of plan assets, at end of year		(379,740)		(354,385)
Contributions by plan participants		(1,001)
Contributions by employer		(4,796)
Interest income		(9,129)
Plan assets [member] | Pension Plans Total [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year			(354,385)
Initial balance from transaction			(55,511)
Remeasurements
Benefits paid			11,555
Remeasurements
Return on plan assets, excluding interest income			(21,713)
Administrative costs			431
Fair value of plan assets, at end of year	(434,719)		(434,719)		(354,385)
Contributions by plan participants			(1,002)
Contributions by employer			(4,796)
Interest income			(9,311)
Plan assets [member] | Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction
Remeasurements
Benefits paid		(590)		494
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Contributions by plan participants
Contributions by employer		590		(494)
Interest income
Plan assets [member] | Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction
Remeasurements
Benefits paid			(388)		232
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Contributions by plan participants
Contributions by employer			388		(232)
Interest income
Plan assets [member] | Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction
Remeasurements
Benefits paid			(978)		726
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Contributions by plan participants
Contributions by employer			978		(726)
Interest income
Plan assets [member] | Pension Plans US [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction			(55,511)
Remeasurements
Benefits paid			488
Remeasurements
Return on plan assets, excluding interest income			214
Administrative costs
Fair value of plan assets, at end of year	$ (54,979)		(54,979)
Contributions by plan participants			(1)
Contributions by employer
Interest income			(182)
Plan assets [member] | Canadian Pension Plans [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year				(324,257)
Remeasurements
Benefits paid				10,294
Remeasurements
Return on plan assets, excluding interest income				(24,100)
Administrative costs				493
Contributions by plan participants				(1,018)
Contributions by employer				(5,497)
Interest income				(10,300)
Effect of asset ceiling [member] | Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Remeasurements
Fair value of plan assets, at end of year
Effect of asset ceiling [member] | Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Remeasurements
Fair value of plan assets, at end of year
Effect of asset ceiling [member] | Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Remeasurements
Fair value of plan assets, at end of year
Effect of asset ceiling [member] | Canadian Pension Plans [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year		$ (354,385)
Remeasurements
Fair value of plan assets, at end of year				$ (354,385)